Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 2,344	$ 1,763
Restricted cash deposits	217	130
Trade receivables (net of allowance for doubtful accounts of $287 and $82 at December 31, 2023 and 2022, respectively)	12,424	10,834
Other accounts receivable and prepaid expenses	963	1,414
Inventories	6,070	6,433
Total current assets	22,018	20,574
LONG-TERM ASSETS	196	260
PROPERTY AND EQUIPMENT, NET	3,268	3,270
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	1,026	1,110
OTHER INTANGIBLE ASSETS, NET	1,078	486
GOODWILL	4,895	4,895
Total assets	32,481	30,595
CURRENT LIABILITIES:
Current maturities of long-term loans	170	586
Operating lease liabilities, current	235	301
Trade payables	7,710	7,984
Employees and payroll accruals	980	1,016
Deferred revenues	600	542
Advances net of inventory in progress	137	47
Accrued expenses and other liabilities	1,072	719
Total current liabilities	10,904	11,195
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	1,150	1,294
Operating lease liabilities, non-current	759	827
Long-term deferred revenues	339	241
Accrued severance pay	490	404
Total long-term liabilities	2,738	2,766
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS’ EQUITY:
Ordinary Shares: Authorized; 11,000,000 shares at December 31, 2023 and 2022, respectively; Issued and outstanding: 5,748,018 and : 5,701,518 shares at December 31, 2023 and 2022, respectively and additional paid-in capital	86,209	86,009
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(67,127)	(69,132)
Total shareholders’ equity	18,839	16,634
Total liabilities and shareholders’ equity	$ 32,481	$ 30,595